SHORT-TERM INVESTMENTS, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Investment Holdings [Line Items]
Short-term investment, gross	$ 213,026	¥ 1,390,000	¥ 500,000
Less: allowance for uncollectable trust investments	(174,712)	(1,140,000)
Short-term investment, net	38,314	250,000	500,000
Wealth management products
Investment Holdings [Line Items]
Short-term investment, gross	38,314	250,000	¥ 500,000
Xiamen Trust
Investment Holdings [Line Items]
Short-term investment, gross	90,421	590,000
Yunnan Trust
Investment Holdings [Line Items]
Short-term investment, gross	$ 84,291	¥ 550,000